Advances repayable - Summary of Current and Non-current Portion Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Non-Current portion as at 1st January	€ 2,864	€ 1,544
Non-Current portion as at 31 December	4,139	2,864
Current portion as at 1st January	276	226
Current portion as at 31 December	346	276
Total Recoverable Cash Advances at 1st January	3,140	1,770
Total Recoverable Cash Advances 31 December	€ 4,484	€ 3,140